Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Adjustment on initial application of IFRS 16 [member]	Opening balance after adjustment, cumulative effect at date of initial application [member]	Share capital [member]	Share capital [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Treasury shares [member]	Additional paid-in capital [member]	Additional paid-in capital [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Retained earnings [member]	Retained earnings [member] Adjustment on initial application of IFRS 16 [member]	Retained earnings [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Equity attributable to owners of the company [member]	Equity attributable to owners of the company [member] Adjustment on initial application of IFRS 16 [member]	Equity attributable to owners of the company [member] Opening balance after adjustment, cumulative effect at date of initial application [member]	Non-controlling interest [member]	Non-controlling interest [member] Adjustment on initial application of IFRS 16 [member]	Non-controlling interest [member] Opening balance after adjustment, cumulative effect at date of initial application [member]
Beginning balance at Dec. 31, 2018	R$ 17,969,356	R$ (475,391)	R$ 17,493,965	R$ 5,328	R$ 5,328		R$ 3,112,274	R$ 3,112,274	R$ (587,173)	R$ (587,173)	R$ 4,083,974	R$ (97,971)	R$ 3,986,003	R$ 6,614,403	R$ (97,971)	R$ 6,516,432	R$ 11,354,953	R$ (377,420)	R$ 10,977,533
Profit for the year	2,893,373										1,316,341			1,316,341			1,577,032
Other comprehensive income
Loss on cash flow hedge	(256,486)								(155,007)					(155,007)			(101,479)
Foreign currency translation differences	27,788								(11,220)					(11,220)			39,008
Actuarial loss on defined benefit plan	(81,712)								(52,189)					(52,189)			(29,523)
Change in fair value of financial assets	192								118					118			74
Total comprehensive income for the year	2,583,155								(218,298)		1,316,341			1,098,043			1,485,112
Transactions with owners of the Company Contributions and distributions
Capital increase in subsidiary	(11,938)																(11,938)
Dividends - non-controlling interests							(11,650)							(11,650)			11,650
Share options exercised	(13,113)						(11,811)							(11,811)			(1,302)
Dividends	(243,317)																(243,317)
Treasury shares acquired	(1,141,302)						(1,141,302)							(1,141,302)
Share-based payment transactions	42,222						42,222							42,222
Prescribed dividends	20,751										12,499			12,499			8,252
Total contributions and distributions	(1,346,697)						(1,122,541)				12,499			(1,110,042)			(236,655)
Changes in ownership interests
Change of shareholding interest in subsidiary	(2,489,942)						(1,102,568)							(1,102,568)			(1,387,374)
Total changes in ownership interests	(2,489,942)						(1,102,568)							(1,102,568)			(1,387,374)
Total transactions with owners of the Company	(3,836,639)						(2,225,109)				12,499			(2,212,610)			(1,624,029)
Ending balance at Dec. 31, 2019	16,240,481			5,328			887,165		(805,471)		5,314,843			5,401,865			10,838,616
Profit for the year	1,488,294										859,482			859,482			628,812
Other comprehensive income
Loss on cash flow hedge	(526,099)								(345,185)					(345,185)			(180,914)
Foreign currency translation differences	(42,767)								(373,135)					(373,135)			330,368
Actuarial loss on defined benefit plan	(36,813)								(421)					(421)			(36,392)
Change in fair value of financial assets	278								185					185			93
Total comprehensive income for the year	882,893								(718,556)		859,482			140,926			741,967
Transactions with owners of the Company Contributions and distributions
Capital increase in subsidiary	6,666																6,666
Dividends - non-controlling interests	(1,374)						(15,951)							(15,951)			14,577
Share options exercised	272,692						272,692							272,692
Dividends	(1,514,114)										(1,402,899)			(1,402,899)			(111,215)
Disposal of treasury shares	1,251,014						1,244,638							1,244,638			6,376
Total contributions and distributions	14,884						1,501,379				(1,402,899)			98,480			(83,596)
Changes in ownership interests
Change of shareholding interest in subsidiary	3,680,609						(381,188)							(381,188)			4,061,797
Total changes in ownership interests	3,680,609						(381,188)							(381,188)			4,061,797
Total transactions with owners of the Company	3,695,493						1,120,191				(1,402,899)			(282,708)			3,978,201
Ending balance at Dec. 31, 2020	20,818,867			5,328			2,007,356		(1,524,027)		4,771,426			5,260,083			15,558,784
Profit for the year	6,696,460										6,312,140			6,312,140			384,320
Other comprehensive income
Loss on cash flow hedge	(601,415)								(437,995)					(437,995)			(163,420)
Foreign currency translation differences	89,848								14,017					14,017			75,831
Actuarial loss on defined benefit plan	41,832								41,959					41,959			(127)
Change in fair value of financial assets	2,269								2,639					2,639			(370)
Total comprehensive income for the year	6,228,994								(379,380)		6,312,140			5,932,760			296,234
Transactions with owners of the Company Contributions and distributions
Capital increase in subsidiary	2,252,306																2,252,306
Dividends - non-controlling interests	(2,493)						(2,493)							(2,493)
Share options exercised	(2,719)					R$ 18,136	(36,708)							(18,572)			15,853
Dividends	(2,031,301)										(1,866,393)			(1,866,393)			(164,908)
Business Combination	2,115,554																2,115,554
Disposal of treasury shares	3,650					496,741	3,825				(496,916)			3,650
Total contributions and distributions	2,334,997					514,877	(35,376)				(2,363,309)			(1,883,808)			4,218,805
Changes in ownership interests
Change of shareholding interest in subsidiary	(512,836)						1,322,716							1,322,716			(1,835,552)
Total changes in ownership interests	(512,836)						1,322,716							1,322,716			(1,835,552)
Total transactions with owners of the Company	1,822,161					514,877	1,287,340				(2,363,309)			(561,092)			2,383,253
Predecessor adjustments				6,360,525		(583,941)	(4,984,931)		1,381,798		1,935,735			4,109,186			(4,109,186)
Ending balance at Dec. 31, 2021	R$ 28,870,022			R$ 6,365,853		R$ (69,064)	R$ (1,690,235)		R$ (521,609)		R$ 10,655,992			R$ 14,740,937			R$ 14,129,085